Quarterly Holdings Report
for
Fidelity® Series Growth Company Fund
August 31, 2023
XS7-NPRT3-1023
1.968013.109
Common Stocks - 97.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.8%
Entertainment - 0.8%
Electronic Arts, Inc.	3,654	438,407
Netflix, Inc. (a)	229,029	99,325,297
Roblox Corp. (a)	3,000	84,870
Roku, Inc. Class A (a)	96,576	7,841,971
The Walt Disney Co. (a)	49,776	4,165,256
		111,855,801
Interactive Media & Services - 8.7%
Alphabet, Inc.:
Class A (a)	4,762,680	648,534,136
Class C (a)	2,567,760	352,681,836
Epic Games, Inc. (a)(b)(c)	11,800	7,348,568
IAC, Inc. (a)	9,300	514,569
Meta Platforms, Inc. Class A (a)	511,930	151,474,968
Snap, Inc. Class A (a)	1,288,981	13,340,953
		1,173,895,030
Media - 0.0%
The Trade Desk, Inc. (a)	8,300	664,249
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	305,653	41,645,221
TOTAL COMMUNICATION SERVICES		1,328,060,301
CONSUMER DISCRETIONARY - 19.1%
Automobile Components - 0.0%
Mobileye Global, Inc. (d)	72,500	2,574,475
Automobiles - 2.2%
Neutron Holdings, Inc. (a)(b)(c)	438,358	12,581
Rad Power Bikes, Inc. (a)(b)(c)	249,183	166,953
Rivian Automotive, Inc. (a)(d)	2,026,719	46,067,323
Tesla, Inc. (a)	980,855	253,139,058
		299,385,915
Broadline Retail - 6.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	119,100	11,064,390
Amazon.com, Inc. (a)	5,891,360	813,066,594
Etsy, Inc. (a)	22,181	1,631,856
Ollie's Bargain Outlet Holdings, Inc. (a)	814,387	62,772,950
PDD Holdings, Inc. ADR (a)	19,900	1,969,503
Vipshop Holdings Ltd. ADR (a)	274,800	4,339,092
		894,844,385
Diversified Consumer Services - 0.0%
Duolingo, Inc. (a)	7,600	1,118,416
Hotels, Restaurants & Leisure - 1.3%
Airbnb, Inc. Class A (a)	48,700	6,406,485
Booking Holdings, Inc. (a)	21,172	65,739,695
Cava Group, Inc.	10,700	475,187
Chipotle Mexican Grill, Inc. (a)	11,490	22,137,094
Dutch Bros, Inc. (a)(d)	77,700	2,300,697
Expedia, Inc. (a)	47,000	5,094,330
Hyatt Hotels Corp. Class A	5,783	650,067
Marriott International, Inc. Class A	86,250	17,552,738
McDonald's Corp.	4,025	1,131,629
Penn Entertainment, Inc. (a)	496,100	11,752,609
Shake Shack, Inc. Class A (a)	24,836	1,738,520
Sonder Holdings, Inc.:
Stage 1 rights (a)(c)	14,240	427
Stage 2 rights (a)(c)	14,240	285
Stage 3 rights (a)(c)	14,239	142
Stage 4 rights (a)(c)	14,239	142
Stage 5:
rights (a)(c)	14,238	142
rights (a)(c)	14,238	142
Starbucks Corp.	137,653	13,412,908
Sweetgreen, Inc. Class A (a)	485,976	6,978,615
Trip.com Group Ltd. ADR (a)	186,200	7,319,522
Yum China Holdings, Inc.	151,512	8,134,679
Zomato Ltd. (a)	2,843,600	3,355,540
		174,181,595
Household Durables - 0.4%
Lennar Corp. Class A	379,219	45,161,191
Purple Innovation, Inc. (d)	1,176,587	2,553,194
Toll Brothers, Inc.	36,700	3,006,831
		50,721,216
Leisure Products - 0.0%
Peloton Interactive, Inc. Class A (a)	30,242	192,944
Specialty Retail - 2.9%
Abercrombie & Fitch Co. Class A (a)	14,800	795,500
Fanatics, Inc. Class A (a)(b)(c)	180,405	13,968,759
Farfetch Ltd. Class A (a)(d)	290,000	826,500
Five Below, Inc. (a)	45,500	7,824,180
Floor & Decor Holdings, Inc. Class A (a)(d)	61,900	6,171,430
Lowe's Companies, Inc.	341,073	78,610,505
Revolve Group, Inc. (a)(d)	478,323	7,007,432
RH (a)	62,529	22,834,966
Ross Stores, Inc.	62,300	7,588,763
RumbleON, Inc. Class B (a)	179,200	1,182,720
The Home Depot, Inc.	275,277	90,923,993
TJX Companies, Inc.	998,872	92,375,683
Tractor Supply Co. (d)	4,300	939,550
Wayfair LLC Class A (a)(d)	1,014,607	70,119,490
		401,169,471
Textiles, Apparel & Luxury Goods - 5.7%
Canada Goose Holdings, Inc. (a)(d)	502,415	7,912,516
Crocs, Inc. (a)	52,200	5,081,148
Deckers Outdoor Corp. (a)	156,570	82,839,621
Figs, Inc. Class A (a)	85,200	526,536
Li Ning Co. Ltd.	511,000	2,414,142
lululemon athletica, Inc. (a)	1,338,558	510,338,623
NIKE, Inc. Class B	286,354	29,125,065
On Holding AG (a)	1,453,906	41,916,110
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,623,062	81,656,249
Tory Burch LLC (a)(b)(c)(e)	248,840	8,047,486
		769,857,496
TOTAL CONSUMER DISCRETIONARY		2,594,045,913
CONSUMER STAPLES - 2.9%
Beverages - 1.4%
Celsius Holdings, Inc. (a)	156,500	30,680,260
Constellation Brands, Inc. Class A (sub. vtg.)	11,300	2,944,328
Keurig Dr. Pepper, Inc.	481,771	16,211,594
Monster Beverage Corp.	821,770	47,177,816
PepsiCo, Inc.	164,464	29,261,435
The Coca-Cola Co.	976,007	58,394,499
		184,669,932
Consumer Staples Distribution & Retail - 0.7%
Costco Wholesale Corp.	84,144	46,218,616
Dollar General Corp.	26,340	3,648,090
Dollar Tree, Inc. (a)	78,444	9,598,408
Kroger Co.	154,540	7,169,111
Ocado Group PLC (a)	23,820	263,007
Sysco Corp.	19,600	1,365,140
Target Corp.	69,813	8,834,835
Walmart, Inc.	93,300	15,171,513
		92,268,720
Food Products - 0.2%
Archer Daniels Midland Co.	1,800	142,740
Bunge Ltd.	116,254	13,290,157
Kellogg Co. (d)	23,600	1,440,072
Mondelez International, Inc.	74,617	5,317,207
The Hershey Co.	51,400	11,043,804
The Real Good Food Co. LLC:
Class B (a)(c)	131,479	1
Class B unit (a)(f)	131,479	518,027
The Real Good Food Co., Inc. (a)	43,900	172,966
		31,924,974
Household Products - 0.2%
Church & Dwight Co., Inc.	39,421	3,814,770
Colgate-Palmolive Co.	31,891	2,343,032
Procter & Gamble Co.	127,878	19,736,691
The Clorox Co.	10,100	1,580,145
		27,474,638
Personal Care Products - 0.1%
elf Beauty, Inc. (a)	34,800	4,827,108
Kenvue, Inc.	74,400	1,714,920
Oddity Tech Ltd. (d)	18,700	777,733
Oddity Tech Ltd.	34,271	1,282,798
Olaplex Holdings, Inc. (a)	15,917	43,135
The Beauty Health Co. (a)(b)	553,828	3,411,580
The Beauty Health Co. (a)(d)	257,898	1,588,652
		13,645,926
Tobacco - 0.3%
JUUL Labs, Inc. Class A (a)(b)(c)	13,297	84,569
Philip Morris International, Inc.	407,900	39,182,874
		39,267,443
TOTAL CONSUMER STAPLES		389,251,633
ENERGY - 1.3%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	62,500	2,261,875
Halliburton Co.	585,800	22,623,596
		24,885,471
Oil, Gas & Consumable Fuels - 1.1%
Cameco Corp. (d)	410,700	15,195,900
EQT Corp.	88,600	3,829,292
Exxon Mobil Corp.	6,600	733,854
Hess Corp.	558,706	86,320,077
Range Resources Corp.	834,800	27,030,824
Reliance Industries Ltd.	429,959	12,512,590
Valero Energy Corp.	37,200	4,832,280
		150,454,817
TOTAL ENERGY		175,340,288
FINANCIALS - 2.8%
Banks - 0.3%
Bank of America Corp.	517,217	14,828,611
HDFC Bank Ltd. sponsored ADR	282,722	17,616,408
JPMorgan Chase & Co.	82,023	12,002,426
Wells Fargo & Co.	39,500	1,630,955
		46,078,400
Capital Markets - 0.2%
BlackRock, Inc. Class A	29,197	20,453,666
Financial Services - 2.3%
Ant International Co. Ltd. Class C (a)(b)(c)	570,188	1,106,165
Block, Inc. Class A (a)	54,485	3,141,060
Jio Financial Services Ltd.	602,959	1,702,232
MasterCard, Inc. Class A	292,149	120,552,363
PayPal Holdings, Inc. (a)	124,027	7,752,928
Saluda Medical, Inc. warrants 1/20/27 (a)(b)(c)	16,498	43,720
Toast, Inc. (a)	1,380,400	30,603,468
Visa, Inc. Class A	595,312	146,256,252
		311,158,188
TOTAL FINANCIALS		377,690,254
HEALTH CARE - 12.3%
Biotechnology - 6.8%
4D Pharma PLC (a)(c)(d)	596,200	125,827
AbbVie, Inc.	86,949	12,778,025
Absci Corp. (a)	1,024,133	1,833,198
ACADIA Pharmaceuticals, Inc. (a)	428,871	11,588,094
Acelyrin, Inc.	134,800	3,414,484
Akouos, Inc. (CVR) (c)	200,563	162,456
Alector, Inc. (a)	495,660	2,701,347
Allogene Therapeutics, Inc. (a)	719,600	2,799,244
Allovir, Inc. (a)	507,861	1,589,605
Alnylam Pharmaceuticals, Inc. (a)	452,831	89,579,028
Amgen, Inc.	83,604	21,431,049
Apellis Pharmaceuticals, Inc. (a)	65,500	2,764,755
Apogee Therapeutics, Inc.	65,100	1,493,394
Apogee Therapeutics, Inc.	217,262	4,485,591
Arcutis Biotherapeutics, Inc. (a)	112,000	956,480
Argenx SE ADR (a)	177,060	88,970,879
Arrowhead Pharmaceuticals, Inc. (a)	36,859	1,018,783
Ars Pharmaceuticals, Inc. (a)	163,084	1,156,266
Ascendis Pharma A/S sponsored ADR (a)	9,489	930,112
aTyr Pharma, Inc. (a)	574,187	976,118
Avidity Biosciences, Inc. (a)	521,112	3,939,607
Beam Therapeutics, Inc. (a)(d)	211,900	4,911,842
BeiGene Ltd. ADR (a)(d)	111,539	23,149,919
Biogen, Inc. (a)	1,242	332,061
Biomea Fusion, Inc. (a)(d)	512,827	8,651,391
BioNTech SE ADR (a)	17,102	2,068,145
BioXcel Therapeutics, Inc. (a)(d)	279,060	1,054,847
Caris Life Sciences, Inc. (b)(c)	396,011	1,908,773
Century Therapeutics, Inc. (a)	232,900	577,592
Cerevel Therapeutics Holdings (a)	1,695,459	40,182,378
Cibus, Inc. (a)	211,651	3,104,920
Codiak Biosciences, Inc. warrants 9/15/27 (a)(c)	104,600	1
CRISPR Therapeutics AG (a)(d)	165,500	8,276,655
Cyclerion Therapeutics, Inc. (a)	3,310	11,751
Cyclerion Therapeutics, Inc. (a)(b)	7,527	26,721
Day One Biopharmaceuticals, Inc. (a)	228,700	3,085,163
Denali Therapeutics, Inc. (a)	31,474	726,735
Deverra Therapeutics, Inc. (a)(c)	20,487	0
Disc Medicine, Inc. rights (a)(c)	16,600	0
EQRx, Inc. (a)	1,838,149	4,209,361
EQRx, Inc.:
rights (a)(c)	90,566	23,547
rights (a)(c)	38,814	5,822
Evelo Biosciences, Inc. (b)	185,683	1,227,365
Foghorn Therapeutics, Inc. (a)(d)	212,183	1,606,225
Frequency Therapeutics, Inc. (c)(g)	344,997	859,043
Generation Bio Co. (a)	470,560	2,249,277
Geron Corp. (a)	554,900	1,348,407
Idorsia Ltd. (a)(d)	139,884	767,394
Immunocore Holdings PLC ADR (a)	66,170	3,723,386
ImmunoGen, Inc. (a)	326,800	5,176,512
Immunovant, Inc. (a)	514,900	11,693,379
Inhibrx, Inc. (a)(d)	121,600	2,602,240
Intarcia Therapeutics, Inc. warrants 12/6/24 (a)(c)	7,022	0
Invivyd, Inc. (a)(d)	293,617	546,128
Ionis Pharmaceuticals, Inc. (a)(d)	2,048,369	82,487,820
Janux Therapeutics, Inc. (a)	135,792	1,493,712
Karuna Therapeutics, Inc. (a)	363,999	68,344,452
Legend Biotech Corp. ADR (a)	571,750	39,656,580
Lexicon Pharmaceuticals, Inc. (a)(d)	358,370	616,396
Lyell Immunopharma, Inc. (a)(d)	371,000	886,690
Madrigal Pharmaceuticals, Inc. (a)	5,600	1,008,000
Magenta Therapeutics, Inc. (c)(g)	269,190	1,130,598
Moderna, Inc. (a)	206,541	23,353,591
Monte Rosa Therapeutics, Inc. (a)	269,000	1,579,030
Moonlake Immunotherapeutics (a)	61,900	3,563,583
Morphic Holding, Inc. (a)	384,614	21,184,539
Morphimmune, Inc. (g)	333,597	1,828,946
Nuvalent, Inc. Class A (a)	361,025	16,451,909
Omega Therapeutics, Inc. (a)	430,379	1,579,491
ORIC Pharmaceuticals, Inc. (a)	91,208	817,224
Poseida Therapeutics, Inc. (a)	826,159	1,726,672
Prothena Corp. PLC (a)	708,984	37,448,535
PTC Therapeutics, Inc. (a)	237,730	9,390,335
RAPT Therapeutics, Inc. (a)	230,000	4,393,000
Recursion Pharmaceuticals, Inc. (a)(d)	451,300	3,926,310
Regeneron Pharmaceuticals, Inc. (a)	64,721	53,491,259
Relay Therapeutics, Inc. (a)(d)	179,200	1,831,424
Roivant Sciences Ltd. (a)	2,661,500	30,793,555
Sage Therapeutics, Inc. (a)	671,213	13,424,260
Sagimet Biosciences, Inc. (d)	175,600	2,121,248
Sana Biotechnology, Inc. (a)(d)	625,400	3,345,890
Scholar Rock Holding Corp. (a)	541,134	3,382,088
Scholar Rock Holding Corp. warrants 12/31/25 (a)(b)	44,550	77,418
Seres Therapeutics, Inc. (a)(d)	1,543,000	5,323,350
Shattuck Labs, Inc. (a)	326,600	705,456
Sigilon Therapeutics, Inc. rights (a)(c)	3,192	15,258
SpringWorks Therapeutics, Inc. (b)	125,200	3,175,322
SpringWorks Therapeutics, Inc. (a)(d)	729,349	20,553,055
Synlogic, Inc. (a)	585,758	287,021
Tango Therapeutics, Inc. (b)	148,501	867,394
Tango Therapeutics, Inc. (a)	290,856	1,887,655
Taysha Gene Therapies, Inc.	936,201	2,846,051
TG Therapeutics, Inc. (a)	150,900	1,579,923
Turnstone Biologics Corp.	73,500	793,065
Tyra Biosciences, Inc. (a)	19,100	290,893
uniQure B.V. (a)(d)	35,049	305,277
UNITY Biotechnology, Inc. warrants 8/22/27 (a)	700,000	23,173
Vaxcyte, Inc. (a)	250,490	13,005,441
Vera Therapeutics, Inc. (a)	145,882	2,580,653
Vertex Pharmaceuticals, Inc. (a)	67,793	23,615,014
Verve Therapeutics, Inc. (a)	79,000	1,016,730
Viking Therapeutics, Inc. (a)	1,019,958	14,085,620
Vor Biopharma, Inc. (a)	334,632	836,580
Zai Lab Ltd. ADR (a)	77,486	1,973,568
Zentalis Pharmaceuticals, Inc. (a)	272,446	7,236,166
		923,138,542
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	19,301	1,986,073
Axonics Modulation Technologies, Inc. (a)	85,900	4,922,070
Blink Health LLC Series A1 (a)(b)(c)	8,589	410,554
Boston Scientific Corp. (a)	21,400	1,154,316
DexCom, Inc. (a)	216,384	21,850,456
Inspire Medical Systems, Inc. (a)	13,450	3,051,536
Insulet Corp. (a)	291,360	55,856,626
Intuitive Surgical, Inc. (a)	148,473	46,424,538
Novocure Ltd. (a)(d)	1,440,252	31,771,959
Outset Medical, Inc. (a)	447,679	6,092,911
Penumbra, Inc. (a)	800	211,600
Presbia PLC (a)(c)	454,926	5
PROCEPT BioRobotics Corp. (a)	405,417	13,828,774
Shockwave Medical, Inc. (a)	109,117	24,048,296
		211,609,714
Health Care Providers & Services - 0.9%
Alignment Healthcare, Inc. (a)	461,922	2,697,624
Guardant Health, Inc. (a)	79,200	3,095,136
Humana, Inc.	38,743	17,884,931
McKesson Corp.	19,900	8,205,168
The Oncology Institute, Inc. (a)(b)	377,375	437,755
UnitedHealth Group, Inc.	184,954	88,145,377
		120,465,991
Health Care Technology - 0.0%
DNA Script (a)(b)(c)	85	53,669
DNA Script (a)(b)(c)	324	204,572
		258,241
Life Sciences Tools & Services - 0.5%
10X Genomics, Inc. Class B (a)(f)	570,857	29,598,935
Danaher Corp.	23,033	6,103,745
Gerresheimer AG	19,700	2,561,267
Olink Holding AB ADR (a)	358,235	5,921,625
Seer, Inc. (a)	236,517	622,040
Thermo Fisher Scientific, Inc.	28,774	16,029,995
WuXi AppTec Co. Ltd. (H Shares) (f)	197,640	2,164,820
Wuxi Biologics (Cayman), Inc. (a)(f)	1,283,310	7,234,795
		70,237,222
Pharmaceuticals - 2.5%
Adimab LLC (a)(b)(c)(e)	762,787	27,933,260
Arvinas Holding Co. LLC (a)	36,400	1,026,844
Bristol-Myers Squibb Co.	76,665	4,726,397
Dragonfly Therapeutics, Inc. (a)(b)(c)	126,113	2,403,714
Eli Lilly & Co.	319,900	177,288,580
Fulcrum Therapeutics, Inc. (a)(d)	356,201	1,969,792
GH Research PLC (a)	205,400	2,183,402
Harmony Biosciences Holdings, Inc. (a)	438,923	15,910,959
Intra-Cellular Therapies, Inc. (a)	682,009	37,865,140
Merck & Co., Inc.	43,900	4,784,222
Novo Nordisk A/S Series B sponsored ADR	187,800	34,859,436
Nuvation Bio, Inc. (a)	1,407,339	2,308,036
OptiNose, Inc. (a)(d)	1,613,767	1,920,383
OptiNose, Inc. warrants (a)	206,400	55,327
Pfizer, Inc.	17,000	601,460
Pharvaris BV (a)	44,100	904,050
Pliant Therapeutics, Inc. (a)	347,300	5,862,424
Sienna Biopharmaceuticals, Inc. (a)	589,618	59
Skyhawk Therapeutics, Inc. (a)(b)(c)	126,063	1,448,464
UCB SA	171,400	15,389,009
Ventyx Biosciences, Inc. (a)	81,500	2,730,250
		342,171,208
TOTAL HEALTH CARE		1,667,880,918
INDUSTRIALS - 4.6%
Aerospace & Defense - 1.1%
AeroVironment, Inc. (a)	38,200	3,706,546
Lockheed Martin Corp.	46,550	20,870,693
Space Exploration Technologies Corp. Class A (a)(b)(c)	1,375,690	111,430,890
The Boeing Co. (a)	82,486	18,479,339
		154,487,468
Air Freight & Logistics - 0.1%
Delhivery Private Ltd. (a)	646,600	3,420,250
United Parcel Service, Inc. Class B	21,984	3,724,090
		7,144,340
Construction & Engineering - 0.1%
Fluor Corp. (a)	304,000	10,636,960
MasTec, Inc. (a)	33,000	3,283,170
Quanta Services, Inc.	29,400	6,170,178
		20,090,308
Electrical Equipment - 0.5%
Eaton Corp. PLC	113,324	26,106,450
Emerson Electric Co.	141,949	13,946,489
Generac Holdings, Inc. (a)	84,400	10,027,564
Nextracker, Inc. Class A	35,900	1,512,108
NuScale Power Corp. (a)(d)	261,500	1,561,155
Schneider Electric SA	89,000	15,255,344
		68,409,110
Ground Transportation - 1.6%
Avis Budget Group, Inc. (a)	444,000	94,745,160
Bird Global, Inc.:
Stage 1 rights (a)(c)	1,142	11
Stage 2 rights (a)(c)	1,142	0
Stage 3 rights (a)(c)	1,142	0
Lyft, Inc. (a)	760,378	8,957,253
Uber Technologies, Inc. (a)	1,827,004	86,289,399
Union Pacific Corp.	114,061	25,158,435
		215,150,258
Industrial Conglomerates - 0.1%
3M Co.	15,480	1,651,252
General Electric Co.	27,300	3,124,758
Honeywell International, Inc.	23,583	4,432,189
		9,208,199
Machinery - 0.5%
Caterpillar, Inc.	97,060	27,286,478
Deere & Co.	76,702	31,519,920
Fortive Corp.	23,600	1,860,860
Illinois Tool Works, Inc.	36,553	9,041,385
Ingersoll Rand, Inc.	57,744	4,019,560
		73,728,203
Passenger Airlines - 0.5%
Delta Air Lines, Inc.	469,090	20,114,579
JetBlue Airways Corp. (a)	67,114	397,315
Ryanair Holdings PLC sponsored ADR (a)	5,878	583,392
Southwest Airlines Co.	354,037	11,187,569
Spirit Airlines, Inc.	447,233	7,379,345
United Airlines Holdings, Inc. (a)	363,825	18,122,123
Wheels Up Experience, Inc.:
rights (a)(c)	23,018	0
rights (a)(c)	23,018	0
rights (a)(c)	23,018	0
Wizz Air Holdings PLC (a)(f)	512,583	14,629,633
		72,413,956
Professional Services - 0.1%
LegalZoom.com, Inc. (a)	230,800	2,633,428
Paycom Software, Inc.	9,700	2,859,948
Paylocity Holding Corp. (a)	18,497	3,708,649
		9,202,025
TOTAL INDUSTRIALS		629,833,867
INFORMATION TECHNOLOGY - 44.1%
Communications Equipment - 0.5%
Arista Networks, Inc. (a)	100,482	19,617,101
Ciena Corp. (a)	660,697	33,021,636
Infinera Corp. (a)(d)	3,361,153	15,730,196
		68,368,933
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp. (a)	53,690	2,020,355
TE Connectivity Ltd.	1,441	190,774
		2,211,129
IT Services - 1.2%
Accenture PLC Class A	94,300	30,531,511
Cloudflare, Inc. (a)(d)	881,281	57,309,703
IBM Corp.	84,195	12,362,352
MongoDB, Inc. Class A (a)	11,441	4,362,453
Okta, Inc. (a)	92,781	7,748,141
Shopify, Inc. Class A (a)	627,890	41,771,042
Snowflake, Inc. (a)	59,425	9,320,811
Twilio, Inc. Class A (a)	7,000	445,970
X Holdings Corp. Class A (c)	22,630	872,839
		164,724,822
Semiconductors & Semiconductor Equipment - 17.0%
Advanced Micro Devices, Inc. (a)	708,786	74,932,856
Allegro MicroSystems LLC (a)	19,700	753,525
Applied Materials, Inc.	327,485	50,026,609
ASML Holding NV (depository receipt)	18,535	12,242,924
Broadcom, Inc.	29,325	27,063,749
Cirrus Logic, Inc. (a)	459,266	37,678,183
Enphase Energy, Inc. (a)	54,300	6,870,579
First Solar, Inc. (a)	161,300	30,505,056
GlobalFoundries, Inc. (a)	73,700	4,071,925
Impinj, Inc. (a)	116,728	7,770,583
KLA Corp.	39,686	19,917,213
Lam Research Corp.	15,000	10,536,000
Lattice Semiconductor Corp. (a)	50,500	4,911,630
Marvell Technology, Inc.	901,341	52,503,113
Micron Technology, Inc.	114,231	7,989,316
Monolithic Power Systems, Inc.	27,900	14,541,759
NVIDIA Corp.	3,662,540	1,807,646,605
ON Semiconductor Corp. (a)	156,700	15,428,682
Qualcomm, Inc.	109,009	12,484,801
Silicon Laboratories, Inc. (a)	374,439	50,496,844
SiTime Corp. (a)	149,935	19,894,875
SolarEdge Technologies, Inc. (a)	6,400	1,040,448
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	114,568	10,720,128
Teradyne, Inc.	55,950	6,035,327
Texas Instruments, Inc.	103,194	17,342,784
Wolfspeed, Inc. (a)(d)	83,829	4,008,703
		2,307,414,217
Software - 13.0%
Adobe, Inc. (a)	166,312	93,024,954
ASAPP, Inc. warrants 8/28/28 (a)(b)(c)	250,984	614,911
Atlassian Corp. PLC (a)	6,726	1,372,508
Autodesk, Inc. (a)	88,342	19,606,623
Bill Holdings, Inc. (a)	30,300	3,493,590
Clear Secure, Inc.	1,000	21,740
Confluent, Inc. (a)	140,600	4,652,454
Crowdstrike Holdings, Inc. (a)	92,033	15,004,140
Datadog, Inc. Class A (a)	80,830	7,798,478
Elastic NV (a)	33,594	2,078,797
Freshworks, Inc. (a)	150,200	3,284,874
HubSpot, Inc. (a)	44,967	24,575,365
Intuit, Inc.	65,044	35,241,490
Microsoft Corp.	2,868,736	940,256,911
Nutanix, Inc. Class A (a)	3,341,541	103,921,925
Oracle Corp.	1,271,904	153,124,523
Palantir Technologies, Inc. (a)	130,500	1,954,890
Palo Alto Networks, Inc. (a)	54,400	13,235,520
RingCentral, Inc. (a)	33,842	1,046,733
Salesforce, Inc. (a)	994,749	220,297,114
Samsara, Inc. (a)	67,700	1,852,272
SentinelOne, Inc. (a)	33,400	555,442
ServiceNow, Inc. (a)	113,000	66,537,790
Stripe, Inc. Class B (a)(b)(c)	43,500	807,360
UiPath, Inc. Class A (a)	1,113,048	17,597,289
Workday, Inc. Class A (a)	38,832	9,494,424
Zoom Video Communications, Inc. Class A (a)	164,603	11,691,751
Zscaler, Inc. (a)	53,865	8,405,633
		1,761,549,501
Technology Hardware, Storage & Peripherals - 12.4%
Apple, Inc.	8,091,728	1,520,192,939
Pure Storage, Inc. Class A (a)	4,096,186	149,879,446
Samsung Electronics Co. Ltd.	86,663	4,375,945
		1,674,448,330
TOTAL INFORMATION TECHNOLOGY		5,978,716,932
MATERIALS - 0.6%
Chemicals - 0.2%
Albemarle Corp. (d)	31,300	6,219,623
CF Industries Holdings, Inc.	27,200	2,096,304
Corteva, Inc.	288,100	14,551,931
The Mosaic Co.	229,400	8,912,190
		31,780,048
Containers & Packaging - 0.0%
Sealed Air Corp.	50,900	1,886,354
Metals & Mining - 0.4%
Barrick Gold Corp. (Canada)	230,700	3,739,143
Freeport-McMoRan, Inc.	1,091,100	43,545,801
		47,284,944
TOTAL MATERIALS		80,951,346
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp.	56,698	10,280,481
Equinix, Inc.	4,700	3,672,486
		13,952,967
Real Estate Management & Development - 0.0%
Zillow Group, Inc. Class A (a)	126,500	6,441,380
TOTAL REAL ESTATE		20,394,347
UTILITIES - 0.0%
Electric Utilities - 0.0%
ORSTED A/S (f)	42,400	2,729,773
TOTAL COMMON STOCKS (Cost $5,182,789,903)		13,244,895,572

Preferred Stocks - 1.9%
	Shares	Value ($)
Convertible Preferred Stocks - 1.8%
COMMUNICATION SERVICES - 0.2%
Interactive Media & Services - 0.2%
ByteDance Ltd. Series E1 (a)(b)(c)	84,766	19,164,745
Reddit, Inc.:
Series B(a)(b)(c)	37,935	1,356,176
Series E(a)(b)(c)	5,127	183,290
Series F(a)(b)(c)	40,428	1,445,301
		22,149,512
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	32,487	21,766
Series C(a)(b)(c)	127,831	204,530
Series D(a)(b)(c)	215,900	544,068
		770,364
Broadline Retail - 0.0%
Meesho Series F (a)(b)(c)	62,461	4,896,942

Hotels, Restaurants & Leisure - 0.1%
Discord, Inc. Series I (a)(b)(c)	1,400	363,090
MOD Super Fast Pizza Holdings LLC Series 3 (a)(b)(c)(e)	23,686	6,266,558
		6,629,648
Textiles, Apparel & Luxury Goods - 0.0%
Freenome, Inc.:
Series C(a)(b)(c)	190,858	1,484,875
Series D(a)(b)(c)	91,538	747,865
Laronde, Inc. Series B (a)(b)(c)	66,432	964,593
		3,197,333
TOTAL CONSUMER DISCRETIONARY		15,494,287

CONSUMER STAPLES - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands, Inc.:
Series G(a)(b)(c)	26,833	2,123,027
Series H(a)(b)(c)	21,372	1,690,953
Instacart, Inc.:
Series H(a)(b)(c)	13,904	602,877
Series I(a)(b)(c)	6,341	274,946
		4,691,803
Food Products - 0.0%
AgBiome LLC:
Series C(a)(b)(c)	338,565	1,005,538
Series D(a)(b)(c)	126,371	370,267
Bowery Farming, Inc. Series C1 (a)(b)(c)	27,136	135,409
		1,511,214
Tobacco - 0.0%
JUUL Labs, Inc. Series E (a)(b)(c)	6,648	42,281

TOTAL CONSUMER STAPLES		6,245,298

FINANCIALS - 0.1%
Financial Services - 0.1%
Kartos Therapeutics, Inc. Series C (b)(c)	314,398	1,777,292
Paragon Biosciences Emalex Capital, Inc.:
Series B(a)(b)(c)	198,234	2,111,192
Series C(a)(b)(c)	115,792	1,249,396
Series D1(b)(c)	214,900	2,325,218
Series D2(b)(c)	44,427	454,932
Saluda Medical, Inc.:
Series D(b)(c)	109,988	1,280,260
Series E(b)(c)	289,149	2,342,107
		11,540,397
HEALTH CARE - 0.7%
Biotechnology - 0.5%
Aeglea BioTherapeutics, Inc. Series A (b)	4,900	2,676,625
Altos Labs, Inc. Series B (a)(b)(c)	122,084	2,337,909
Ankyra Therapeutics Series B (a)(b)(c)	257,347	1,073,137
Asimov, Inc. Series B (a)(b)(c)	15,783	723,493
Bright Peak Therapeutics AG Series B (a)(b)(c)	239,403	627,236
Caris Life Sciences, Inc. Series D (a)(b)(c)	255,590	1,231,944
Castle Creek Biosciences, Inc.:
Series D1(a)(b)(c)	4,460	868,139
Series D2(a)(b)(c)	1,412	242,469
Cleerly, Inc. Series C (a)(b)(c)	272,438	3,157,556
Deep Genomics, Inc. Series C (a)(b)(c)	129,534	1,278,501
Dianthus Therapeutics, Inc. Series A (a)(b)(c)	287,993	1,209,571
Element Biosciences, Inc.:
Series B(a)(b)(c)	250,956	3,510,874
Series C(a)(b)(c)	101,911	1,425,735
ElevateBio LLC Series C (a)(b)(c)	332,500	1,386,525
Fog Pharmaceuticals, Inc. Series D (b)(c)	247,595	2,688,882
Generate Biomedicines:
Series B(a)(b)(c)	157,390	1,865,072
Series C(b)(c)	97,224	1,152,104
Genesis Therapeutics, Inc. Series B (b)(c)	402,516	2,055,891
Inscripta, Inc.:
Series D(a)(b)(c)	308,833	1,176,654
Series E(a)(b)(c)	222,357	847,180
Intarcia Therapeutics, Inc. Series EE (a)(b)(c)	116,544	1
Korro Bio, Inc.:
Series B1(a)(b)(c)	241,420	601,136
Series B2(a)(b)(c)	226,657	564,376
LifeMine Therapeutics, Inc. Series C (a)(b)(c)	1,780,790	2,956,111
National Resilience, Inc.:
Series B(a)(b)(c)	251,448	15,270,437
Series C(a)(b)(c)	44,850	2,723,741
Odyssey Therapeutics, Inc. Series B (b)(c)	468,023	2,962,586
Quell Therapeutics Ltd. Series B (a)(b)(c)	760,965	1,392,566
Rapport Therapeutics, Inc. Series B (b)(c)	1,120,773	1,879,839
SalioGen Therapeutics, Inc. Series B (a)(b)(c)	8,766	585,832
Sonoma Biotherapeutics, Inc.:
Series B(a)(b)(c)	481,325	1,362,150
Series B1(a)(b)(c)	256,702	816,312
T-Knife Therapeutics, Inc. Series B (a)(b)(c)	199,356	731,637
Treeline Biosciences:
Series A(a)(b)(c)	289,700	2,259,660
Series A1(b)(c)	143,637	1,147,660
		66,789,541
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (a)(b)(c)	197,068	9,419,850
Kardium, Inc. Series D6 (a)(b)(c)	1,136,853	1,125,484
		10,545,334
Health Care Providers & Services - 0.0%
Boundless Bio, Inc.:
Series B(a)(b)(c)	616,102	554,492
Series C(b)(c)	2,572,461	1,800,723
Conformal Medical, Inc.:
Series C(a)(b)(c)	240,750	1,054,485
Series D(b)(c)	55,260	279,616
Scorpion Therapeutics, Inc. Series B (a)(b)(c)	242,077	375,219
		4,064,535
Health Care Technology - 0.1%
Aledade, Inc.:
Series B1(a)(b)(c)	22,992	1,152,359
Series E1(a)(b)(c)	17,916	897,950
DNA Script:
Series B(a)(b)(c)	4	2,526
Series C(a)(b)(c)	2,060	1,300,674
Omada Health, Inc. Series E (a)(b)(c)	435,062	1,509,665
PrognomIQ, Inc.:
Series A5(a)(b)(c)	83,544	137,848
Series B(a)(b)(c)	198,721	463,020
Series C(a)(b)(c)	66,506	176,906
Wugen, Inc. Series B (a)(b)(c)	96,718	482,623
		6,123,571
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc.:
Series B(a)(b)(c)	4,910	861,460
Series C(a)(b)(c)	2,570	543,349
Galvanize Therapeutics Series B (a)(b)(c)	1,018,908	1,589,496
		2,994,305
TOTAL HEALTH CARE		90,517,286

INDUSTRIALS - 0.3%
Aerospace & Defense - 0.3%
Space Exploration Technologies Corp. Series G (a)(b)(c)	53,937	43,688,970

Construction & Engineering - 0.0%
Beta Technologies, Inc.:
Series A(a)(b)(c)	10,986	1,244,604
Series B, 6.00%(a)(b)(c)	17,147	2,091,248
		3,335,852
TOTAL INDUSTRIALS		47,024,822

INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp. Series E (a)(b)(c)	814,561	684,231
Menlo Micro, Inc. Series C (a)(b)(c)	959,784	950,186
		1,634,417
Semiconductors & Semiconductor Equipment - 0.1%
Alif Semiconductor Series C (a)(b)(c)	43,548	848,751
Astera Labs, Inc.:
Series A(a)(b)(c)	85,993	815,214
Series B(a)(b)(c)	14,642	138,806
Series C(a)(b)(c)	371,500	3,521,820
Series D(a)(b)(c)	291,891	2,767,127
GaN Systems, Inc.:
Series F1(a)(b)(c)	50,937	563,873
Series F2(a)(b)(c)	26,897	297,750
Retym, Inc. Series C (b)(c)	202,413	1,568,701
SiMa.ai:
Series B(a)(b)(c)	338,113	2,086,157
Series B1(a)(b)(c)	22,648	163,066
Xsight Labs Ltd. Series D (a)(b)(c)	167,386	962,470
		13,733,735
Software - 0.2%
ASAPP, Inc. Series D (b)(c)	437,448	1,071,748
Bolt Technology OU Series E (a)(b)(c)	13,569	1,751,795
Databricks, Inc.:
Series G(a)(b)(c)	53,226	3,912,111
Series H(a)(b)(c)	56,454	4,149,369
Dataminr, Inc. Series D (a)(b)(c)	442,241	5,731,443
Evozyne LLC Series A (a)(b)(c)	101,400	1,374,984
Skyryse, Inc. Series B (a)(b)(c)	117,170	2,704,284
Stripe, Inc. Series H (a)(b)(c)	19,200	356,352
Tenstorrent, Inc. Series C1 (a)(b)(c)	21,000	1,167,180
		22,219,266
Technology Hardware, Storage & Peripherals - 0.0%
Lightmatter, Inc. Series C (b)(c)	121,541	1,995,703

TOTAL INFORMATION TECHNOLOGY		39,583,121

MATERIALS - 0.1%
Chemicals - 0.0%
Farmers Business Network, Inc. Series G (a)(b)(c)	36,990	893,678

Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (a)(b)(c)	355,446	11,815,025

TOTAL MATERIALS		12,708,703

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials:
Series C(a)(b)(c)	16,253	775,918
Series D(b)(c)	6,752	322,340
		1,098,258
TOTAL CONVERTIBLE PREFERRED STOCKS		246,361,684
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1D (a)(b)(c)	5,678,726	162,979
Waymo LLC Series A2 (a)(b)(c)	10,731	644,611
		807,590
FINANCIALS - 0.1%
Financial Services - 0.1%
Circle Internet Financial Ltd. Series E (a)(b)(c)	137,221	2,951,624

HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(b)(c)	13,511	2,446,031
Faraday Pharmaceuticals, Inc. Series B (a)(b)(c)	219,824	244,005
		2,690,036
TOTAL NONCONVERTIBLE PREFERRED STOCKS		6,449,250
TOTAL PREFERRED STOCKS (Cost $219,660,949)		252,810,934

Corporate Bonds - 0.2%
	Principal Amount (h)	Value ($)
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27(b)(c)	857,900	1,007,260
4% 6/12/27(b)(c)	25,455	29,887
4.5% 10/27/25(b)(c)(i)	1,429,216	1,434,361
		2,471,508
Specialty Retail - 0.2%
Wayfair LLC 0.625% 10/1/25	19,000,000	16,482,500

TOTAL CONSUMER DISCRETIONARY		18,954,008

HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Blink Health LLC 5% 1/15/24 (b)(c)	3,000,000	3,367,800

TOTAL CONVERTIBLE BONDS		22,321,808
Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Financial Services - 0.0%
Ant International Co. Ltd. 3.55% 8/14/24 (b)(c)	64,650	64,327

TOTAL CORPORATE BONDS (Cost $20,968,244)		22,386,135

Preferred Securities - 0.0%
	Principal Amount (h)	Value ($)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% (b)(c)(j)	614,446	0
Health Care Equipment & Supplies - 0.0%
Kardium, Inc. 0% (b)(c)(k)	1,612,660	1,572,344
TOTAL HEALTH CARE		1,572,344
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
GaN Systems, Inc. 0% (b)(c)(k)	1,193,899	1,469,332
Software - 0.0%
Tenstorrent, Inc. 0% (b)(c)(k)	1,170,000	1,093,950
TOTAL INFORMATION TECHNOLOGY		2,563,282
TOTAL PREFERRED SECURITIES (Cost $4,591,005)		4,135,626

Money Market Funds - 2.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (l)	28,225,757	28,231,402
Fidelity Securities Lending Cash Central Fund 5.44% (l)(m)	254,563,805	254,589,261
TOTAL MONEY MARKET FUNDS (Cost $282,820,663)		282,820,663

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $5,710,830,764)	13,807,048,930
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(241,408,397)
NET ASSETS - 100.0%	13,565,640,533

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $450,068,718 or 3.3% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $56,875,983 or 0.4% of net assets.

(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Amount is stated in United States dollars unless otherwise noted.
(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Non-income producing - Security is in default.
(k)	Security is perpetual in nature with no stated maturity date.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Adimab LLC	9/17/14 - 6/05/15	11,719,233

Aeglea BioTherapeutics, Inc. Series A	6/22/23	1,426,292

AgBiome LLC Series C	6/29/18	2,144,369

AgBiome LLC Series D	9/03/21	749,101

Aledade, Inc. Series B1	5/07/21	880,380

Aledade, Inc. Series E1	5/20/22	892,475

Alif Semiconductor Series C	3/08/22	883,961

Altos Labs, Inc. Series B	7/22/22	2,337,713

Ankyra Therapeutics Series B	8/26/21	1,449,327

Ant International Co. Ltd. Class C	5/16/18	2,173,202

Ant International Co. Ltd. 3.55% 8/14/24	8/14/23	64,650

ASAPP, Inc. warrants 8/28/28	8/29/23	0

ASAPP, Inc. Series D	8/29/23	1,689,205

Asimov, Inc. Series B	10/29/21	1,462,779

Astera Labs, Inc. Series A	5/17/22	874,506

Astera Labs, Inc. Series B	5/17/22	148,902

Astera Labs, Inc. Series C	8/24/21	1,248,909

Astera Labs, Inc. Series D	5/17/22	2,968,386

Beta Technologies, Inc. Series A	4/09/21	804,944

Beta Technologies, Inc. Series B, 6.00%	4/04/22	1,769,056

Blink Health LLC Series A1	12/30/20	232,676

Blink Health LLC Series C	11/07/19 - 7/14/21	7,523,268

Blink Health LLC 5% 1/15/24	7/15/22	3,000,000

Bolt Technology OU Series E	1/03/22	3,525,179

Boundless Bio, Inc. Series B	4/23/21	831,738

Boundless Bio, Inc. Series C	4/05/23	1,800,723

Bowery Farming, Inc. Series C1	5/18/21	1,634,925

Bright Peak Therapeutics AG Series B	5/14/21	935,108

ByteDance Ltd. Series E1	11/18/20	9,288,165

Caris Life Sciences, Inc.	10/06/22	2,217,662

Caris Life Sciences, Inc. Series D	5/11/21	2,070,279

Castle Creek Biosciences, Inc. Series D1	4/19/22	959,034

Castle Creek Biosciences, Inc. Series D2	6/28/21	242,100

Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	4,471,547

Castle Creek Pharmaceutical Holdings, Inc. Series B	10/09/18	2,022,184

Castle Creek Pharmaceutical Holdings, Inc. Series C	12/09/19	1,058,455

Circle Internet Financial Ltd. Series E	5/11/21	2,227,100

Cleerly, Inc. Series C	7/08/22	3,209,483

Conformal Medical, Inc. Series C	7/24/20	882,846

Conformal Medical, Inc. Series D	5/26/23	280,702

Cyclerion Therapeutics, Inc.	4/02/19	2,229,495

Databricks, Inc. Series G	2/01/21	3,146,861

Databricks, Inc. Series H	8/31/21	4,148,473

Dataminr, Inc. Series D	2/18/15 - 3/06/15	5,638,573

Deep Genomics, Inc. Series C	7/21/21	1,878,398

Diamond Foundry, Inc. Series C	3/15/21	8,530,704

Dianthus Therapeutics, Inc. Series A	4/06/22	1,251,762

Discord, Inc. Series I	9/15/21	770,874

DNA Script	12/17/21	327,504

DNA Script Series B	12/17/21	3,203

DNA Script Series C	10/01/21	1,791,891

Dragonfly Therapeutics, Inc.	12/19/19	3,336,950

Element Biosciences, Inc. Series B	12/13/19	1,315,160

Element Biosciences, Inc. Series C	6/21/21	2,094,954

ElevateBio LLC Series C	3/09/21	1,394,838

Enevate Corp. Series E	1/29/21	903,092

Epic Games, Inc.	7/13/20 - 7/30/20	6,785,000

Evelo Biosciences, Inc.	7/07/23	428,928

Evozyne LLC Series A	4/09/21	2,278,458

Fanatics, Inc. Class A	8/13/20 - 10/24/22	6,002,415

Faraday Pharmaceuticals, Inc. Series B	12/30/19	288,996

Farmers Business Network, Inc. Series G	9/15/21	2,299,217

Fog Pharmaceuticals, Inc. Series D	11/17/22	2,664,890

Freenome, Inc. Series C	8/14/20	1,262,201

Freenome, Inc. Series D	11/22/21	690,407

Galvanize Therapeutics Series B	3/29/22	1,764,020

GaN Systems, Inc. Series F1	11/30/21	431,946

GaN Systems, Inc. Series F2	11/30/21	228,087

GaN Systems, Inc. 0%	11/30/21	1,193,899

Generate Biomedicines Series B	11/02/21	1,865,072

Generate Biomedicines Series C	6/05/23	1,152,104

Genesis Therapeutics, Inc. Series B	8/10/23	2,055,891

GoBrands, Inc. Series G	3/02/21	6,700,664

GoBrands, Inc. Series H	7/22/21	8,302,821

Inscripta, Inc. Series D	11/13/20	1,411,367

Inscripta, Inc. Series E	3/30/21	1,963,412

Instacart, Inc. Series H	11/13/20	834,240

Instacart, Inc. Series I	2/26/21	792,625

Intarcia Therapeutics, Inc. Series EE	9/02/16	6,992,640

Intarcia Therapeutics, Inc. 6%	2/26/19	614,446

JUUL Labs, Inc. Class A	7/06/18	392,042

JUUL Labs, Inc. Series E	7/06/18	196,006

Kardium, Inc. Series D6	12/30/20	1,154,861

Kardium, Inc. 0%	12/30/20	1,612,660

Kartos Therapeutics, Inc. Series C	8/22/23	1,777,292

Korro Bio, Inc. Series B1	12/17/21	630,106

Korro Bio, Inc. Series B2	12/17/21	630,106

Laronde, Inc. Series B	8/13/21	1,860,096

LifeMine Therapeutics, Inc. Series C	2/15/22	3,626,739

Lightmatter, Inc. Series C	5/19/23	2,000,176

Meesho Series F	9/21/21	4,789,029

Menlo Micro, Inc. Series C	2/09/22	1,272,194

MOD Super Fast Pizza Holdings LLC Series 3	11/03/16 - 5/15/19	3,444,448

National Resilience, Inc. Series B	12/01/20	3,434,780

National Resilience, Inc. Series C	6/28/21	1,991,789

Neutron Holdings, Inc.	2/04/21	4,384

Neutron Holdings, Inc. Series 1D	1/25/19	1,377,091

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	857,900

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	25,455

Neutron Holdings, Inc. 4.5% 10/27/25	10/29/21 - 4/27/23	1,429,216

Odyssey Therapeutics, Inc. Series B	9/30/22	2,955,958

Omada Health, Inc. Series E	12/22/21	2,608,284

Paragon Biosciences Emalex Capital, Inc. Series B	9/18/19	2,020,004

Paragon Biosciences Emalex Capital, Inc. Series C	2/26/21	1,238,974

Paragon Biosciences Emalex Capital, Inc. Series D1	10/21/22	2,327,367

Paragon Biosciences Emalex Capital, Inc. Series D2	5/18/22	382,943

PrognomIQ, Inc. Series A5	8/20/20	50,461

PrognomIQ, Inc. Series B	9/11/20	454,100

PrognomIQ, Inc. Series C	2/16/22	203,508

Quell Therapeutics Ltd. Series B	11/24/21	1,438,224

Rad Power Bikes, Inc.	1/21/21	1,202,019

Rad Power Bikes, Inc. Series A	1/21/21	156,712

Rad Power Bikes, Inc. Series C	1/21/21	616,636

Rad Power Bikes, Inc. Series D	9/17/21	2,069,142

Rapport Therapeutics, Inc. Series B	8/11/23	1,879,839

Reddit, Inc. Series B	7/26/17	538,544

Reddit, Inc. Series E	5/18/21	217,765

Reddit, Inc. Series F	8/11/21	2,498,224

Redwood Materials Series C	5/28/21	770,449

Redwood Materials Series D	6/02/23	322,313

Retym, Inc. Series C	5/17/23 - 6/20/23	1,575,137

SalioGen Therapeutics, Inc. Series B	12/10/21	928,004

Saluda Medical, Inc. warrants 1/20/27	1/20/22	0

Saluda Medical, Inc. Series D	1/20/22	1,402,995

Saluda Medical, Inc. Series E	4/06/23	2,334,531

Scholar Rock Holding Corp. warrants 12/31/25	6/17/22	0

Scorpion Therapeutics, Inc. Series B	1/08/21	585,688

SiMa.ai Series B	5/10/21	1,733,641

SiMa.ai Series B1	4/25/22	160,595

Skyhawk Therapeutics, Inc.	5/21/21	2,069,954

Skyryse, Inc. Series B	10/21/21	2,891,752

Sonoma Biotherapeutics, Inc. Series B	7/26/21	951,243

Sonoma Biotherapeutics, Inc. Series B1	7/26/21	760,993

Space Exploration Technologies Corp. Class A	10/16/15 - 4/06/17	12,876,729

Space Exploration Technologies Corp. Series G	1/20/15	4,177,960

SpringWorks Therapeutics, Inc.	9/07/22	3,256,452

Stripe, Inc. Class B	5/18/21	1,745,585

Stripe, Inc. Series H	3/15/21	770,400

T-Knife Therapeutics, Inc. Series B	6/30/21	1,150,045

Tango Therapeutics, Inc.	8/09/23	764,780

Tenstorrent, Inc. Series C1	4/23/21	1,248,540

Tenstorrent, Inc. 0%	4/23/21	1,170,000

The Beauty Health Co.	12/08/20	5,538,280

The Oncology Institute, Inc.	6/28/21	3,773,750

Tory Burch LLC	5/14/15	17,556,744

Treeline Biosciences Series A	7/30/21 - 10/27/22	2,267,627

Treeline Biosciences Series A1	10/27/22	1,236,758

Waymo LLC Series A2	5/08/20	921,441

Wugen, Inc. Series B	7/09/21	750,038

Xsight Labs Ltd. Series D	2/16/21	1,338,418

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	53,644,011	1,741,393,478	1,766,806,087	1,888,238	-	-	28,231,402	0.1%
Fidelity Securities Lending Cash Central Fund 5.44%	137,224,592	890,483,133	773,118,464	744,132	-	-	254,589,261	0.9%
Total	190,868,603	2,631,876,611	2,539,924,551	2,632,370	-	-	282,820,663

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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